Liquidity risk (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Financial Risk Management [Abstract]
Schedule of Maturity Analysis for Non-Derivative Financial Liabilities	The total committed future outflow resulting of these lease contracts amounts to:

(CHF in millions)	12/31/2025	12/31/2024

Due < 1 year	7.8	16.9
Due 1 - 5 years	67.7	135.8
Due > 5 years	78.3	178.5
Commitments for future lease obligations	153.8	331.1
Contractual maturities of On’s undiscounted financial liabilities:

(CHF in millions)	Not specified(1)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years	Due > 5 years	12/31/2025

Trade payables	—	154.8	—	—	—	154.8
Accrued expenses	204.3	—	—	—	—	204.3
Current lease liabilities	—	24.8	75.7	—	—	100.6
Other financial liabilities	—	38.3	18.4	—	—	56.7
Other current financial liabilities	—	63.1	94.2	—	—	157.3
Non-current lease liabilities	—	—	—	299.0	216.0	515.0
Other non-current financial liabilities	—	—	—	2.8	—	2.8
Other non-current financial liabilities	—	—	—	301.8	216.0	517.8

(CHF in millions)	Not specified(1)	Due < 3 months	Due 4 to 12 months	Due 1 to 5 years	Due > 5 years	12/31/2024

Trade payables	—	166.5	—	—	—	166.5
Accrued expenses	184.4	—	—	—	—	184.4
Current lease liabilities	—	19.1	25.1	—	—	44.2
Other financial liabilities	—	36.5	14.8	—	—	51.3
Other current financial liabilities	—	55.7	39.8	—	—	95.5
Non-current lease liabilities	—	—	—	211.4	123.7	335.1
Other non-current financial liabilities	—	—	—	1.7	—	1.7
Other non-current financial liabilities	—	—	—	213.1	123.7	336.8
(1) This category includes accrued expenses for which the due date is not specified. These are expected to be settled within the next twelve months. Refer to note 3.6 Other current operating assets and liabilities for additional information on accrued expenses.
Schedule of Assets Pledged as Collateral	The following assets have been pledged in relation to the credit facility:

(CHF in millions)	2025	2024

Trade receivables	266.4	280.8
Inventory	340.4	211.7
Assets pledged	606.9	492.5